Business Segments - Reconciliation of Segment Operating Income to Consolidated Income from Continuing Operations before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	$ 277		$ 244	$ 265	$ 273	$ 170		$ 231	$ 391	$ 135	$ 143	$ 952		$ 900		$ 703
Other revenues, less other expenses	14					(1)						31		31		22
Depreciation and amortization	(89)					(92)						(364)		(385)		(363)
Impairment loss	0					(15)						(15)		(9)		0
General and administrative	(105)					(83)						(403)		(537)		(411)
Gain on sales of assets, net												8		163		0
Interest expense	(104)					(90)						(394)		(377)		(416)
Gain (loss) on foreign currency transactions	(4)					(12)						(16)		(41)		26
Loss on debt extinguishment	(60)					0
Other non-operating income, net	1					2						14		51		20
Income from continuing operations before income taxes	110					70						556		533		333
Management and franchise [member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	436	[1]				357	[1]					1,580	[2]	1,496	[2]	1,302	[2]
Ownership [member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	21	[1]				4	[1]					115	[2]	141	[2]	153	[2]
Operating segments [member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	$ 457					$ 361						$ 1,695		$ 1,637		$ 1,455

[1]	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our condensed consolidated financial statements.
[2]	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated financial statements.